Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Companies	Dec. 31, 2013 Companies	Dec. 31, 2012
Loans and allowances for loans losses
Subtotal	$ 309,449,000	$ 296,912,000
Less: Net deferred loan (fees) costs	277,000	278,000
Allowance for loan losses	(3,595,000)	(3,905,000)	(4,308,000)
Loans, net	306,131,000	293,285,000
Number Of Mortgage Companies	29	18
Mortgage Warehouse Loans Originated	2,195,170,000	2,287,525,000
Mortgage Warehouse Loans Sold	2,178,953,000	2,307,961,000
Interest and Fee Income, Loans and Leases	14,065,000	13,972,000
Commercial [Member]
Loans and allowances for loans losses
Subtotal	118,312,000	128,922,000
Allowance for loan losses	(2,116,000)	(2,725,000)	(3,131,000)
Mortgage [Member]
Loans and allowances for loans losses
Subtotal	39,317,000	35,438,000
Allowance for loan losses	(676,000)	(458,000)	(401,000)
Mortgage Warehouse [Member]
Loans and allowances for loans losses
Subtotal	132,636,000	115,443,000
Allowance for loan losses	(654,000)	(508,000)	(601,000)
Residential Construction [Member]
Loans and allowances for loans losses
Subtotal	1,664,000	792,000
Allowance for loan losses	(4,000)	0	(2,000)
Home Equity [Member]
Loans and allowances for loans losses
Subtotal	13,195,000	11,397,000
Allowance for loan losses	(90,000)	(111,000)	(130,000)
Consumer and Other [Member]
Loans and allowances for loans losses
Subtotal	4,325,000	4,920,000
Allowance for loan losses	(55,000)	(83,000)	(43,000)
Mortgage Warehouse [Member]
Loans and allowances for loans losses
Interest and Fee Income, Loans and Leases	4,555,000	4,447,000
Interest And Fee Income On Loans	695,000	680,000
Wire Transfer Fees	$ 223,000	$ 239,000